Cash and cash equivalents and time deposits (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Schedule of Cash on Hand and Cash Held at Bank

Cash and cash equivalents and time deposits as of December 31, 2019 and 2020 primarily consist of the following currencies:

	As of December 31,
	2019		2020
	Amount in thousand	US$ equivalent	Amount in thousand	US$ equivalent
RMB	84,034	11,776	105,792	16,108
HK$	8,329	1,061	110,094	14,206
US$	24,175	24,175	21,635	21,635
Singapore dollars	151	110	138	103
New Taiwan dollars	931	30	2,303	80
Japanese Yen	4,550	41	966	9
Others	72	71	174	180
		37,264		52,321